CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/ INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ZHEJIANG CNY	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
Revenues
Trading and manufacturing	$ 10,986	$ 10,866	$ 11,437	378,956	281,203	291,992
Engineering	7,616	10,779	8,776
Total revenues	18,602	21,645	20,213	378,956	281,203	291,992
Cost of revenues
Trading and manufacturing	(8,422)	(8,230)	(8,810)	(303,039)	(216,362)	(208,062)
Engineering	(4,716)	(7,250)	(6,512)
Total cost of revenues	(13,138)	(15,480)	(15,322)	(303,039)	(216,362)	(208,062)
Gross profit	5,464	6,165	4,891	75,917	64,841	83,930
Selling and administrative expenses	(5,719)	(6,224)	(6,565)	(70,823)	(66,902)	(40,104)
Operating loss/ income	(255)	(59)	(1,674)	5,094	(2,061)	43,826
Interest income	45	46	60	194	149	124
Interest expenses				(4,751)	(4,496)	(1,802)
Other income, net	54	48	82	7,424	7,341	5,161
(Loss)/gain on disposal of fixed assets	(1)	(22)	328
Income before income taxes	(157)	13	(1,204)	7,961	933	47,309
Income taxes	(73)	(142)	63	(2,663)	(2,434)	(7,919)
Equity in profit of affiliates	325	9	1,131
Net income/(loss)	95	(120)	(10)	5,298	(1,501)	39,390
Less: net (income)/loss attributable to non-controlling interest	(113)	(309)	531	2,328	251	1,209
Net (loss)/income attributable to the Company	(18)	(429)	521	7,626	(1,250)	40,599
Other comprehensive loss
Net (loss)/ income	95	(120)	(10)	5,298	(1,501)	39,390
Foreign exchange translation adjustments	181		215
Release of translation reserves upon disposal of a subsidiary	(74)
Comprehensive (loss)/income	202	(120)	205	5,298	(1,501)	39,390
Less: Comprehensive (income)/loss attributable to non-controlling interest	(167)	(309)	442	2,328	251	1,209
Comprehensive (loss)/income attributable to the Company	$ 35	$ (429)	$ 647	7,626	(1,250)	40,599
Net income/(loss) per ordinary share
- Basic	$ (0.01)	$ (0.21)	$ 0.25
- Diluted	$ (0.01)	$ (0.21)	$ 0.25
Weighted average number of ordinary shares outstanding
- Basic	2,069,223	2,070,685	2,087,922
- Diluted	2,069,223	2,076,315	2,102,199